Organization and Business Overview	6 Months Ended
Jun. 30, 2026
Organization and Business Overview [Abstract]
ORGANIZATION AND BUSINESS OVERVIEW

1. ORGANIZATION AND BUSINESS OVERVIEW

Company Overview

Megan Holdings Limited (the “Company”) is a holding company incorporated on December 7, 2022, under the laws of the Cayman Islands. The Company has no substantial operations other than as an investment holding of the entire share capital of Megan Mezanin Sdn Bhd (“MMSB”), a Malaysia company incorporated on February 13, 2020.

The Company, through its wholly-owned subsidiary, MMSB, provides development, construction and maintenance of aquaculture and agriculture farms and related works. Currently, the Company’s main revenue segment is generated from upgrading works carried out for the Company’s customers’ existing aquaculture farms, known as Umas Farm and Wakuba Farm, both located in Tawau, Sabah, Malaysia. The Company also undertake maintenance works for the Company’s customers’ farms, on an ad-hoc basis. To supplement the services to the Company’s customers, the Company are also able to assist customers to source for industrial supplies and provide rental of machinery to them.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

		Percentage of effective ownership
Name	Background	December 31, 2025	June 30, 2026	Ownership	Principal Activities
Megan Holdings Limited (“MHL”)	– A Cayman Islands company – Incorporated on December 7, 2022 – Issued share capital of USD0.0001	N/A	N/A	The listing entity	Investment holding
Megan Mezanin Sdn Bhd (“MMSB”)	– A Malaysian company – Incorporated on February 13, 2020 – Issued share capital of MYR250,000	100%	100%	Wholly-owned by MHL	Development, construction and maintenance of aquaculture and agriculture farms and related works
Megan Technologies Sdn Bhd (“MTSB”)	– A Malaysian company – Incorporated on March 18, 2024 – Issued share capital of MYR200,000	99.99%	99.99%	Partially-owned by MMSB	Supply and installation of Smart Industrial Technologies and Solutions
Megan Bio-Development Sdn Bhd (“MBDSB”)	– A Malaysian company – Incorporated on January 7, 2026 – Issued share capital of MYR100	100%	100%	Wholly-owned by MMSB	Dormant — incorporated January 2026